Financial result (Tables)	12 Months Ended
Dec. 31, 2022
Financial result
Schedule of financial result

in EUR	2022	2021	2020
Total interest income arising from financial assets measured at AC	414,820	3,888	4,182
Fair value gains on financial assets at FVTPL	—	352,101	—
Finance income	414,820	355,989	4,182
Total interest expense arising from financial liabilities measured at AC	(1,726,833)	(903,061)	(1,225,189)
Total interest expense arising from lease liabilities	(191,638)	(215,464)	(197,967)
Unwind of discount on asset retirement obligation	(1,988)	(2,026)	(1,993)
Fair value losses on financial assets at FVTPL	(17,843)	(11,574)	—
Finance costs	(1,938,303)	(1,132,126)	(1,425,150)
Net finance costs recognized in profit or loss	(1,523,482)	(776,137)	(1,420,968)